Income Tax (Details) - Schedule of non-current income tax payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of non-current income tax payable [Abstract]
Beginning balance	$ 26,085	$ 6,801
Addition	7,633	19,284
Ending balance	$ 33,718	$ 26,085